Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	¥ 1,459,296
Impairment charge	(22,395)	¥ (26,471)	¥ (15,367)
At end of the year	1,492,513	1,459,296
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	3,790,946	3,648,030
Additions	342,270	269,790
Disposals or write offs	(104,741)	(117,960)
Currency translation differences	24,260	(8,914)
At end of the year	4,052,735	3,790,946	3,648,030
Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(2,331,650)	(2,195,939)
Charge for the year and others	(252,670)	(186,189)
Impairment charge	(22,395)	(26,471)
Disposals or write offs or transfers	64,083	70,507
Currency translation differences	(17,590)	6,442
At end of the year	(2,560,222)	(2,331,650)	(2,195,939)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	138,441
At end of the year	142,796	138,441
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	258,858	248,948
Additions	327	1,561
Transfers	17,536	13,736
Disposals or write offs	(2,388)	(5,101)
Currency translation differences	671	(286)
At end of the year	275,004	258,858	248,948
Buildings [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(120,417)	(110,899)
Charge for the year and others	(10,678)	(11,057)
Impairment charge	(957)	(516)
Disposals or write offs or transfers	31	1,952
Currency translation differences	(187)	103
At end of the year	(132,208)	(120,417)	(110,899)
Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	816,788
At end of the year	832,610	816,788
Oil and gas properties [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	2,452,625	2,355,925
Additions	78,917	18,556
Transfers	171,634	160,810
Disposals or write offs	(70,106)	(75,411)
Currency translation differences	20,534	(7,255)
At end of the year	2,653,604	2,452,625	2,355,925
Oil and gas properties [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(1,635,837)	(1,542,037)
Charge for the year and others	(206,472)	(138,251)
Impairment charge	(14,750)	(19,463)
Disposals or write offs or transfers	52,701	58,312
Currency translation differences	(16,636)	5,602
At end of the year	(1,820,994)	(1,635,837)	(1,542,037)
Equipment and machinery [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	261,354
At end of the year	302,302	261,354
Equipment and machinery [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	778,003	746,404
Additions	3,877	5,305
Transfers	78,205	38,649
Disposals or write offs	(12,059)	(12,010)
Currency translation differences	1,110	(345)
At end of the year	849,136	778,003	746,404
Equipment and machinery [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(516,649)	(488,109)
Charge for the year and others	(32,650)	(33,404)
Impairment charge	(3,510)	(2,723)
Disposals or write offs or transfers	6,450	7,429
Currency translation differences	(475)	158
At end of the year	(546,834)	(516,649)	(488,109)
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	4,912
At end of the year	4,470	4,912
Motor vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	21,903	22,857
Additions	125	645
Transfers	427
Disposals or write offs	(1,470)	(1,588)
Currency translation differences	19	(11)
At end of the year	21,004	21,903	22,857
Motor vehicles [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(16,991)	(17,431)
Charge for the year and others	(859)	(992)
Impairment charge	(20)
Disposals or write offs or transfers	1,355	1,421
Currency translation differences	(19)	11
At end of the year	(16,534)	(16,991)	(17,431)
Others [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	14,130
At end of the year	13,459	14,130
Others [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	47,275	45,014
Additions	462	1,880
Transfers	2,106	2,369
Disposals or write offs	(1,250)	(1,675)
Currency translation differences	539	(313)
At end of the year	49,132	47,275	45,014
Others [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(33,145)	(31,937)
Charge for the year and others	(2,011)	(2,485)
Impairment charge	(1,328)	(121)
Disposals or write offs or transfers	1,180	997
Currency translation differences	(369)	401
At end of the year	(35,673)	(33,145)	(31,937)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	223,671
At end of the year	196,876	223,671
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	232,282	228,882
Additions	258,562	241,843
Transfers	(269,908)	(215,564)
Disposals or write offs	(17,468)	(22,175)
Currency translation differences	1,387	(704)
At end of the year	204,855	232,282	228,882
Construction in progress [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(8,611)	(5,526)
Impairment charge	(1,830)	(3,648)
Disposals or write offs or transfers	2,366	396
Currency translation differences	96	167
At end of the year	¥ (7,979)	¥ (8,611)	¥ (5,526)